Supplement to the
Fidelity® Variable Insurance Products
Initial Class
Aggressive Growth Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Aggressive Growth Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VAGI-02-01 September 16, 2002
1.760085.101

Supplement to the
Fidelity® Variable Insurance Products
Service Class
Aggressive Growth Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Aggressive Growth Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VAGS-02-01 September 16, 2002
1.760086.101

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
Aggressive Growth Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Aggressive Growth Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VAG2-02-01 September 16, 2002
1.760087.101

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
Balanced Portfolio April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Balanced Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VBI-02-02 September 16, 2002
1.708163.107

Supplement to the
Fidelity® Variable Insurance Products
Service Class
Balanced Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Balanced Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information con-cerning the proposals under con-sideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VBS-02-02 September 16, 2002
1.741902.104

Supplement to the
Fidelity® Variable Insurance Products Service Class 2
Balanced Portfolio April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Balanced Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information con-cerning the proposals under con-sideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VB2-02-02 September 16, 2002
1.741903.104

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
Dynamic Capital Appreciation Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Dynamic Capital Appreciation Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information con-cerning the proposals under con-sideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VDCAI-02-01 September 16, 2002
1.776238.100

Supplement to the
Fidelity® Variable Insurance Products
Service Class
Dynamic Capital Appreciation Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Dynamic Capital Appreciation Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information con-cerning the proposals under con-sideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VDCAS-02-01 September 16, 2002
1.776239.100

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
Dynamic Capital Appreciation Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Dynamic Capital Appreciation Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information con-cerning the proposals under con-sideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VDCA2-02-01 September 16, 2002
1.776240.100

Supplement to the Fidelity® Variable Insurance Products
Initial Class
Growth & Income Portfolio
April 30, 2002 Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Growth & Income Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information con-cerning the proposals under con-sideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VGII-02-01 September 16, 2002
1.483810.104

Supplement to the
Fidelity® Variable Insurance Products Service Class
Growth & Income Portfolio
April 30, 2002 Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Growth & Income Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VGIS-02-01 September 16, 2002
1.741906.101

Supplement to the
Fidelity® Variable Insurance Products Service Class 2
Growth & Income Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Growth & Income Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VGI2-02-01 September 16, 2002
1.741907.101

Supplement to the
Fidelity® Variable Insurance Products Initial Class
Growth Opportunities Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Growth Opportunities Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VGOI-02-01 September 16, 2002
1.708164.105

Supplement to the
Fidelity® Variable Insurance Products Service Class
Growth Opportunities Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Growth Opportunities Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VGOS-02-01 September 16, 2002
1.734053.104

Supplement to the
Fidelity® Variable Insurance Products Service Class 2
Growth Opportunities Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Growth Opportunities Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VGO2-02-01 September 16, 2002
1.741905.101

Supplement to the
Fidelity® Variable Insurance Products Initial Class
Mid Cap Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Mid Cap Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VMCI-02-01 September 16, 2002
1.722490.105

Supplement to the
Fidelity® Variable Insurance Products Service Class
Mid Cap Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Mid Cap Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information con-cerning the proposals under con-sideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VMCS-02-01 September 16, 2002
1.741908.102

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
Mid Cap Portfolio
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Mid Cap Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information con-cerning the proposals under con-sideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VMC2-02-01 September 16, 2002
1.741910.102

Supplement to the
Fidelity® Variable Insurance Products Initial Class
Value Strategies Portfolio
January 27, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VVSI-02-01 September 16, 2002
1.776214.100

Supplement to the
Fidelity® Variable Insurance Products Service Class
Value Strategies Portfolio
January 27, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VVSS-02-01 September 16, 2002
1.776215.100

Supplement to the
Fidelity® Variable Insurance Products Service Class 2
Value Strategies Portfolio
January 27, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Value Strategies Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VVS2-02-01 September 16, 2002
1.776216.100

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Aggressive Growth Portfolio, VIP Balanced Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, and VIP Mid Cap Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VIPIC-02-02 September 16, 2002
1.483793.118

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Balanced Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, and VIP Mid Cap Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VIPINADV-02-01 September 16, 2002
1.775835.100

Supplement to the
Fidelity® Variable Insurance Products Service Class
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Aggressive Growth Portfolio, VIP Balanced Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, and VIP Mid Cap Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VIPSC-02-02 September 16, 2002
1.483794.115

Supplement to the
Fidelity® Variable Insurance Products
Service Class
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Aggressive Growth Portfolio, VIP Balanced Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, and VIP Mid Cap Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VIPSNIM5-02-02 September 16, 2002
1.760097.105

Supplement to the
Fidelity® Variable Insurance Products Service Class 2
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Aggressive Growth Portfolio, VIP Balanced Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, and VIP Mid Cap Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

VIP2C-02-02 September 16, 2002
1.741913.110

Supplement to the
Fidelity® Variable
Insurance Products
Service Class 2
April 30, 2002
Prospectus

Shareholder Meeting. On or about November 13, 2002, a meeting of the shareholders of VIP Aggressive Growth Portfolio, VIP Balanced Portfolio, VIP Dynamic Capital Appreciation Portfolio, VIP Growth & Income Portfolio, VIP Growth Opportunities Portfolio, and VIP Mid Cap Portfolio will be held to vote on various proposals. Shareholders of record on September 16, 2002 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-5429 to request a free copy of the proxy statement.

The following information supplements the information found in the "Fund Summary" section on page 14.

Russell Midcap Growth Index is a market capitalization-weighted index of medium-capitalization growth-oriented stocks of U.S. domiciled companies.

The following information supplements the information found under the heading "Shareholder Notice" in the "Fund Basics" section on page 24.

VIP Equity-Income Portfolio normally invests at least 80% of its assets in equity securities.

The following information replaces the similar information found under the heading "Buying and Selling Shares" in the "Shareholder Information" section on page 25.

A fund may reject or cancel any purchase orders for any reason.

For example, the funds do not permit market timing because short-term or other excessive trading into and out of a fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a fund may reject any purchase orders, from market timers or investors that, in FMR's opinion, may be disruptive to that fund. For these purposes, FMR may consider an investor's trading history in that fund or other Fidelity funds, and accounts under common ownership or control.

VIP2NIM5-02-03 September 16, 2002
1.760096.106